(13) Accrued Expenses	9 Months Ended
Jun. 30, 2013
Notes
(13) Accrued Expenses

(13)         ACCRUED EXPENSES

Accrued expenses consisted of the following as of June 30, 2013 and September 30, 2012:

	June 30,	September 30,
	2013	2012
Accrued royalties	$ 845,656	$ 641,446
Accrued taxes - foreign and domestic	655,678	262,440
Accrued interest	625,654	27,831
Accrued payroll, taxes and employee benefits	347,161	540,931
Accrued consulting	317,300	352,072
Accrued outside services	151,839	38,630
Accrued travel costs	85,756	-
Accrued settlement costs	82,000	50,000
Accrued board of directors fees	80,000	265,000
Accrued cellular costs	50,500	27,662
Accrued legal costs	47,779	14,628
Accrued warranty and manufacturing costs	30,622	30,622
Accrued other expenses	16,711	183,722
Accrued cost of revenues	-	4,467
Total accrued expenses	$ 3,336,656	$ 2,439,451